August 13, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                  Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-II

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account"), we are filing an original registration statement on Form

N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the registration statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.  Financial statements and exhibits not filed herein will be filed by subsequent pre-effective amendment.

Most of the prospectus disclosure in this registration statement has been previously reviewed by SEC staff (“Staff”) in connection with other registration statements of the Variable Account.  The only novel feature contained in the registration statement is a Liquidity Option that, when elected, replaces the contract's standard 7 year Contingent Deferred Sales Charge (“CDSC”) schedule with a 4 year CDSC schedule that is tied to the age of the contract (as opposed to the age of the deposit).

The registration statement contains three Extra Value Options (and their corresponding recapture provisions) that have been reviewed by the Staff previously in connection with an earlier generation of products.  To avoid any question of whether previous exemptive relief for recapture of credits associated with the Extra Value Options, we are filing, contemporaneously with this registration statement, a new application for exemption pursuant to Section 6(c) of the Investment Company Act of 1940, as amended, (the “1940 Act”) from Sections 2(a)(32), 22(c), and 27(i)(2)(A) of the 1940 Act and Rule 22c-1 thereunder.

The registration statement also contains a 7% Lifetime Income Option and a 10% Lifetime Income Option that have also been previously reviewed by the Staff in connection with other variable annuity contracts issued through the Variable Account.  We represent that the 10% Lifetime Income Option and the 7% Lifetime Income Option that will be offered in connection with the registration statement filed herewith are, in all material respects, identical to the 7% Lifetime Income Option and a 10% Lifetime Income Option previously reviewed by the Staff.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-8782 if you have any questions regarding this filing.

Sincerely,

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny